Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings
Short-Term Debt
($ in millions)

At December 31:	2014	2013
Commercial paper	$650	$2,458
Short-term loans	480	551
Long-term debt—current maturities	4,601	3,854
Total	$5,731	$6,862

Pre-Swap Borrowings (Long-Term Debt)
($ in millions)

At December 31:	Maturities	2014	2013
U.S. dollar notes and debentures (average interest rate at December 31, 2014):
0.97%	2015–2016	$9,254	$6,456	**	**
4.73%	2017–2018	6,835	8,465
2.19%	2019–2021	6,555	6,206
1.88%	2022	1,000	1,000
3.38%	2023	1,500	1,500
3.63%	2024	2,000	—
7.00%	2025	600	600
6.22%	2027	469	469
6.50%	2028	313	313
5.88%	2032	600	600
8.00%	2038	83	83
5.60%	2039	745	745
4.00%	2042	1,107	1,107
7.00%	2045	27	27
7.13%	2096	316	316
		31,404	27,887
Other currencies (average interest rate at December 31, 2014, in parentheses):
Euros (1.85%)	2015–2025	5,463	5,894
Pound sterling (2.75%)	2017–2020	1,176	1,254
Japanese yen (0.5%)	2017–2019	733	1,057
Swiss francs (3.8%)	2015–2020	162	181
Canadian (2.2%)	2017	432	471
Other (10.1%)	2015–2017	367	291
		39,737	37,036
Less: net unamortized discount		853	872
Add: fair value adjustment*		792	546
		39,675	36,710
Less: current maturities		4,601	3,854
Total		$35,073	$32,856

*      The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

** Includes $17 million of debt securities issued by IBM International Group Capital, LLC, an indirect 100-percent owned finance subsidiary of the company, which matured in the first half of 2014. Debt securities issued by IBM International Group Capital, LLC are fully and unconditionally guaranteed by the company.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)
($ in millions)

	2014		2013
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$27,255	3.09%	$30,123	3.07%
Floating-rate debt*	12,420	0.82%	6,587	0.87%
Total	$39,675		$36,710

*      Includes $5,839 million in 2014 and $3,106 million in 2013 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 105 through 109).

Pre-swap annual contractual maturities of long-term debt outstanding
($ in millions)

Total
2015	$4,600
2016	5,331
2017	5,242
2018	2,621
2019	4,069
2020 and beyond	17,874
Total	$39,737

Interest on Debt
($ in millions)

For the year ended December 31:	2014	2013	2012
Cost of financing	$542	$587	$545
Interest expense	484	405	470
Net investment derivative activity	0	(3)	(11)
Interest capitalized	4	22	18
Total interest paid and accrued	$1,030	$1,011	$1,022